Leases - Narrative (Details) - USD ($) $ in Thousands	Sep. 01, 2023	Jan. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Lease liabilities			$ 11,493	$ 7,661	$ 7,457	$ 8,023
SWITZERLAND
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Lease term	10 years
Lease liabilities	$ 1,500
UNITED KINGDOM
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Lease term		8 years
Lease liabilities		$ 7,600